AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
January 31, 2025 (Unaudited)

PREFERRED STOCKS - 99.7%	Shares	Value
Consumer Discretionary - 2.5%
Brunswick Corporation	–	$–
6.50%, 10/15/2048	72,972	1,808,246
6.38%, 04/15/2049	90,714	2,235,193
Dillard's Capital Trust I, 7.50%, 08/01/2038	78,888	2,031,366
FAT Brands, Inc., Series B, 8.25%, 12/31/2049	79,082	785,284
Fossil Group, Inc., 7.00%, 11/30/2026	59,166	811,758
Qurate Retail, Inc., 8.00%, 03/15/2031	125,403	4,611,068
		12,282,915

Consumer Staples - 3.0%
CHS, Inc.	–	$–
Series 2, 7.10% (3 mo. Term SOFR + 4.56%), Perpetual	165,655	4,194,384
Series 3, 6.75% (3 mo. Term SOFR + 4.42%), Perpetual	194,253	4,836,900
Series 4, 7.50%, Perpetual	204,113	5,255,910
		14,287,194

Energy - 1.2%
NGL Energy Partners LP, Series B, 11.78% (3 mo. Term SOFR + 7.47%), Perpetual	124,099	2,939,905
Seapeak, LLC	–	$–
9.00%, Perpetual	48,637	1,240,244
Series B, 8.50% to 10/15/2027 then 3 mo. LIBOR US + 6.24%, Perpetual (a)	65,038	1,635,706
		5,815,855

Financials - 81.9%(b)
ACRES Commercial Realty Corporation, Series C, 10.23% (3 mo. Term SOFR + 5.93%), Perpetual	47,332	1,177,147
AGNC Investment Corporation	–	$–
Series C, 9.67% (3 mo. Term SOFR + 5.37%), Perpetual	128,185	3,284,100
Series D, 8.90% (3 mo. Term SOFR + 4.59%), Perpetual	92,686	2,321,784
Series E, 10.12% (3 mo. LIBOR US + 4.99%), Perpetual (a)	158,753	4,010,101
Series F, 6.13% to 4/15/2025 then 3 mo. LIBOR US + 4.70%, Perpetual (a)	226,795	5,608,640
Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual	59,166	1,437,142
Allstate Corporation, 8.08% (3 mo. Term SOFR + 3.43%), 01/15/2053	197,210	5,194,511
American National Group, Inc.	–	$–
Series A, 8.57% to 12/1/2029 then 5 yr. CMT Rate + 4.32%, Perpetual	157,431	4,000,322
Series B, 6.63% to 9/1/2025 then 5 yr. CMT Rate + 6.30%, Perpetual	118,323	2,985,289
Annaly Capital Management, Inc.	–	$–
Series F, 9.56% (3 mo. Term SOFR + 5.25%), Perpetual	283,980	7,269,888
Series G, 8.74% (3 mo. Term SOFR + 4.43%), Perpetual	167,629	4,235,985
Series I, 9.54% (3 mo. Term SOFR + 5.25%), Perpetual	174,531	4,461,012
Arbor Realty Trust, Inc., Series F, 6.25% to 10/12/2026 then 3 mo. Term SOFR + 5.44%, Perpetual	111,834	2,500,608
Argo Group International Holdings, Inc., 7.00% to 09/15/2025 then 5 yr. CMT Rate + 6.71%, Perpetual	59,166	1,488,025
Associated Banc-Corporation, 6.63% to 03/01/2028 then 5 yr. CMT Rate + 2.81%, 03/01/2033	118,323	2,927,311
Athene Holding, Ltd.	–	$–
7.25% to 3/30/2029 then 5 yr. CMT Rate + 2.99%, 03/30/2064	226,795	5,735,646
Series A, 6.35% to 6/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual (a)	340,186	8,365,174
Series C, 6.38% to 9/30/2025 then 5 yr. CMT Rate + 5.97%, Perpetual	236,655	5,932,941
Atlantic Union Bankshares Corporation, Series A, 6.88%, Perpetual	68,039	1,722,067
Atlanticus Holdings Corporation	–	$–
6.13%, 11/30/2026	58,453	1,402,872
Series *, 9.25%, 01/31/2029	57,795	1,444,875
B Riley Financial, Inc.	–	$–
6.38%, 02/28/2025	57,695	1,441,221
5.50%, 03/31/2026	85,764	1,785,606
6.50%, 09/30/2026	71,202	868,664
5.00%, 12/31/2026	128,069	1,459,987
5.25%, 08/31/2028	158,942	1,447,962
6.00%, 01/31/2028	104,941	1,013,730
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual	202,433	5,151,920
Bank of America Corporation	–	$–
Series 02, 5.43% (3 mo. Term SOFR + 0.91%), Perpetual	61,253	1,383,705
Series 4, 5.53% (3 mo. Term SOFR + 1.01%), Perpetual	43,441	993,930
Series 5, 5.28% (3 mo. Term SOFR + 0.76%), Perpetual	85,571	1,967,277
Series E, 5.14% (3 mo. Term SOFR + 0.61%), Perpetual	63,084	1,484,997
Series GG, 6.00%, Perpetual	276,567	6,922,472
Series HH, 5.88%, Perpetual	174,391	4,345,824
Series K*, 6.45% (3 mo. LIBOR US + 1.33%), 12/15/2066 (a)	215,111	5,560,619
Charles Schwab Corporation, Series D, 5.95%, Perpetual	295,812	7,478,127
Chimera Investment Corporation	–	$–
Series B, 10.38% (3 mo. Term SOFR + 6.05%), Perpetual	128,185	3,235,389
Series C, 7.75% to 9/30/2025 then 3 mo. LIBOR US + 4.74%, Perpetual (a)	102,546	2,374,965
Series D, 9.92% (3 mo. Term SOFR + 5.60%), Perpetual	78,888	1,961,945
CION Investment Corporation, 7.50%, 12/30/2029	59,166	1,482,108
Compass Diversified Holdings	–	$–
Series B, 7.88% to 4/30/2028 then 3 mo. LIBOR US + 4.99%, Perpetual (a)	61,384	1,447,435
Series C, 7.88%, Perpetual	67,072	1,586,924
ConnectOne Bancorp, Inc., Series A, 5.25% to 09/01/2026 then 5 yr. CMT Rate + 4.42%, Perpetual	44,814	1,027,137
Crescent Capital BDC, Inc., 5.00%, 05/25/2026 (c)	44,014	1,078,343
DigitalBridge Group, Inc.	–	$–
Series H, 7.13%, Perpetual	82,780	1,996,654
Series I, 7.15%, Perpetual	126,872	3,063,959
Series J, 7.13%, Perpetual	114,520	2,751,916
Dynex Capital, Inc., Series C, 6.90% to 04/15/2025 then 3 mo. LIBOR US + 5.46%, Perpetual (a)	43,979	1,102,114
Ellington Financial, Inc.	–	$–
10.05% (3 mo. LIBOR US + 5.20%), Perpetual (a)	46,749	1,180,412
Series B, 6.25% to 1/30/2027 then 5 yr. CMT Rate + 4.99%, Perpetual	47,536	1,068,609
Series C, 8.63% to 4/30/2028 then 5 yr. CMT Rate + 5.13%, Perpetual	39,444	990,044
Enstar Group, Ltd., Series D, 7.00% to 09/01/2028 then 3 mo. LIBOR US + 4.02%, Perpetual (a)	157,767	3,191,626
Fifth Third Bancorp	–	$–
Series A, 6.00%, Perpetual	78,888	1,959,578
Series I, 8.30% to 3/30/2025 then 3 mo. Term SOFR + 3.97%, Perpetual	177,489	4,596,965
First Horizon Corporation, Series E, 6.50%, Perpetual	58,449	1,423,233
Flagstar Financial, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. LIBOR US + 3.82%, Perpetual (a)	203,127	4,495,200
Gladstone Investment Corporation	–	$–
5.00%, 05/01/2026	50,459	1,239,273
4.88%, 11/01/2028	52,959	1,231,826
7.88%, 02/01/2030	49,895	1,266,335
Goldman Sachs Group, Inc.	–	$–
Series A, 5.53% (3 mo. Term SOFR + 1.01%), Perpetual	295,803	6,812,343
Series C, 5.53% (3 mo. Term SOFR + 1.01%), Perpetual	78,888	1,884,634
Series D, 5.45% (3 mo. Term SOFR + 0.93%), Perpetual	532,458	12,070,823
Granite Point Mortgage Trust, Inc., Series A, 7.00% to 01/15/2027 then SOFR + 5.83%, Perpetual	81,150	1,395,780
Hartford Financial Services Group, Inc., Series G, 6.00%, Perpetual	136,073	3,399,104
Heartland Financial USA, Inc., Series E, 7.00% to 07/15/2025 then 5 yr. CMT Rate + 6.68%, Perpetual	46,732	1,170,637
Huntington Bancshares, Inc., Series J, 6.88% to 04/15/2028 then 5 yr. CMT Rate + 2.70%, Perpetual	128,185	3,255,899
Invesco Mortgage Capital, Inc., Series C, 7.50% to 09/27/2027 then 3 mo. LIBOR US + 5.29%, Perpetual (a)	70,849	1,724,465
JPMorgan Chase & Company	–	$–
Series DD, 5.75%, Perpetual	430,996	10,675,771
Series EE, 6.00%, Perpetual	470,071	11,775,279
Kemper Corporation, 5.88% to 03/15/2027 then 5 yr. CMT Rate + 4.14%, 03/15/2062	59,166	1,387,443
KeyCorp	–	$–
6.20% to 12/15/2027 then 5 yr. CMT Rate + 3.13%, Perpetual	236,655	5,781,482
Series E, 6.13% to 12/15/2026 then 3 mo. Term SOFR + 4.15%, Perpetual	197,211	4,890,833
M&T Bank Corporation, Series H, 5.63% to 12/15/2026 then 3 mo. LIBOR US + 4.02%, Perpetual (a)	98,602	2,440,399
Merchants Bancorp, 8.25% to 10/01/2027 then 5 yr. CMT Rate + 4.34%, Perpetual	56,208	1,449,042
MetLife, Inc., Series A, 5.62% (3 mo. Term SOFR + 1.26%), Perpetual	236,655	5,930,574
MFA Financial, Inc.	–	$–
8.88%, 02/15/2029	45,360	1,136,722
Series C, 6.50% to 3/31/2025 then 3 mo. LIBOR US + 5.35%, Perpetual (a)	108,464	2,669,299
Midland States Bancorp, Inc., 7.75% to 09/30/2027 then 5 yr. CMT Rate + 4.71%, Perpetual	45,360	1,097,712
Morgan Stanley	–	$–
Series A, 5.26%, Perpetual	211,897	5,089,766
Series E, 7.13%, Perpetual (a)	166,140	4,241,554
Series F, 6.88%, Perpetual (a)	163,735	4,153,957
Series I, 6.38%, Perpetual (a)	192,632	4,838,916
Series K, 5.85%, Perpetual (a)	192,632	4,694,442
New Mountain Finance Corporation, 8.25%, 11/15/2028	45,360	1,145,794
New York Mortgage Trust, Inc.	–	$–
Series D, 8.00% to 10/15/2027 then 3 mo. LIBOR US + 5.70%, Perpetual (a)	60,223	1,350,200
Series E, 11.28% (3 mo. LIBOR US + 6.43%), Perpetual (a)	70,996	1,785,549
Series F, 6.88% to 10/15/2026 then SOFR + 6.13%, Perpetual	56,233	1,241,625
NewtekOne, Inc., 5.50%, 02/01/2026	45,360	1,107,238
Old National Bancorp	–	$–
Series A, 7.00%, Perpetual	42,225	1,057,736
Series C, 7.00%, Perpetual	48,241	1,206,507
PennyMac Mortgage Investment Trust, Series B, 8.00% (3 mo. LIBOR US + 5.99%), Perpetual(a)	76,916	1,865,213
Pinnacle Financial Partners, Inc., Series B, 6.75%, Perpetual	88,742	2,215,888
Popular Capital Trust II, 6.13%, 12/01/2034	39,849	1,004,593
Ready Capital Corporation	–	$–
5.75%, 02/15/2026	81,354	1,979,343
6.20%, 07/30/2026	41,258	990,192
9.00%, 12/15/2029	51,278	1,288,616
Regions Financial Corporation	–	$–
6.95% to 9/15/2029 then 5 yr. CMT Rate + 2.77%, Perpetual	197,211	5,028,880
Series C, 5.70% to 8/15/2029 then 3 mo. Term SOFR + 3.41%, Perpetual	197,211	4,879,000
Reinsurance Group of America, Inc.	–	$–
5.75% to 6/15/2026 then 3 mo. LIBOR US + 4.04%, 06/15/2056 (a)	157,767	3,911,044
7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052	275,588	7,305,838
Rithm Capital Corporation	–	$–
Series A, 11.43% (3 mo. LIBOR US + 5.80%), Perpetual (a)	61,138	1,540,066
Series B, 11.26% (3 mo. LIBOR US + 5.64%), Perpetual (a)	111,042	2,783,823
Series C, 6.38% to 2/15/2025 then 3 mo. LIBOR US + 4.97%, Perpetual (a)	156,808	3,871,590
Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	183,405	4,352,201
Saratoga Investment Corporation, Series 2027, 6.00%, 04/30/2027	41,610	1,023,606
SiriusPoint, Ltd., Series B, 8.00% to 02/26/2026 then 5 yr. CMT Rate + 7.30%, Perpetual	78,888	2,013,222
SLM Corporation, Series B, 6.32% (3 mo. Term SOFR + 1.96%), Perpetual	24,758	1,857,345
State Street Corporation, Series G, 5.35%, Perpetual (d)	197,211	4,697,566
Stifel Financial Corporation	–	$–
Series B, 6.25%, Perpetual	63,110	1,558,186
Series C, 6.13%, Perpetual	88,742	2,207,014
Synchrony Financial, Series B, 8.25% to 05/15/2029 then 5 yr. CMT Rate + 4.04%, Perpetual	197,211	5,129,458
Synovus Financial Corporation	–	$–
Series D, 7.92% (3 mo. Term SOFR + 3.61%), Perpetual	78,888	1,991,133
Series E, 8.40% to 7/1/2029 then 5 yr. CMT Rate + 4.13%, Perpetual	138,044	3,565,677
Trinity Capital, Inc.	–	$–
7.88%, 03/30/2029	45,360	1,137,175
7.88%, 09/30/2029	45,360	1,148,969
Truist Financial Corporation, Series I, 4.00% (3 mo. Term SOFR + 0.79%), Perpetual (c)	68,040	1,581,930
Two Harbors Investment Corporation	–	$–
Series A, 8.13% to 4/27/2027 then 3 mo. LIBOR US + 5.66%, Perpetual (a)	49,798	1,210,091
Series B, 7.63% to 7/27/2027 then 3 mo. LIBOR US + 5.35%, Perpetual (a)	100,178	2,364,201
Series C, 7.25% (3 mo. LIBOR US + 5.01%), Perpetual (a)	94,955	2,347,288
Unum Group, 6.25%, 06/15/2058	118,323	2,839,752
US Bancorp	–	$–
Series A, 5.58% (3 mo. Term SOFR + 1.28%), Perpetual	5,668	4,929,460
Series B*, 5.16% (3 mo. Term SOFR + 0.86%), Perpetual	394,422	8,890,272
Valley National Bancorp	–	$–
Series A, 6.25% to 6/30/2025 then 3 mo. Term SOFR + 4.11%, Perpetual	45,360	1,139,443
Series B, 8.43% (3 mo. LIBOR US + 3.58%), Perpetual (a)	39,444	989,650
Series C, 8.25% to 9/30/2029 then 5 yr. CMT Rate + 4.18%, Perpetual	58,711	1,537,054
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual	118,323	2,858,684
Wells Fargo & Company, Series Y, 5.63%, Perpetual	272,146	6,615,869
WesBanco, Inc., Series A, 6.75% to 08/15/2025 then 5 yr. CMT Rate + 6.56%, Perpetual	58,244	1,461,924
Western Alliance Bancorp, Series A, 4.25% to 09/30/2026 then 5 yr. CMT Rate + 3.45%, Perpetual	118,323	2,661,084
Wintrust Financial Corporation	–	$–
Series D, 6.50% to 7/15/2025 then 3 mo. Term SOFR + 4.32%, Perpetual	49,306	1,235,608
Series E, 6.88% to 7/15/2025 then 5 yr. CMT Rate + 6.51%, Perpetual	113,393	2,848,432
		394,281,376

Industrials - 4.0%
Atlas Corporation	–	$–
Series D, 7.95%, Perpetual	50,231	1,253,766
Series H, 7.88%, Perpetual	88,996	2,213,331
Babcock & Wilcox Enterprises, Inc.	–	$–
8.13%, 02/28/2026	76,132	1,671,097
6.50%, 12/31/2026	59,731	1,216,123
FTAI Aviation, Ltd.	–	$–
Series B, 11.07% (3 mo. Term SOFR + 6.71%), Perpetual	29,463	748,360
Series C, 8.25% to 6/15/2026 then 5 yr. CMT Rate + 7.38%, Perpetual	41,416	1,022,975
Global Ship Lease, Inc., 8.75%, Perpetual	42,983	1,134,751
Steel Partners Holdings LP, Series A, 6.00%, 02/07/2026	61,729	1,510,509
Triton International, Ltd.	–	$–
7.38%, Perpetual	69,028	1,680,142
8.00%, Perpetual	56,700	1,428,840
WESCO International, Inc., Series A, 10.63% to 06/22/2025 then 5 yr. CMT Rate + 10.33%, Perpetual	212,381	5,453,944
		19,333,838

Information Technology - 0.3%
Soluna Holdings, Inc., Series A, 9.00%, Perpetual	48,384	439,811
Synchronoss Technologies, Inc., 8.38%, 06/30/2026	47,710	1,166,509
		1,606,320

Real Estate - 0.5%
American Homes 4 Rent, Series H, 6.25%, Perpetual	45,360	1,094,083
DiamondRock Hospitality Company, 8.25%, Perpetual	46,937	1,184,690
		2,278,773

Utilities - 6.3%
Algonquin Power & Utilities Corporation, Series 19-A, 8.86% (3 mo. LIBOR US + 4.01%), 07/01/2079 (a)	138,045	3,492,538
Duke Energy Corporation	–	$–
5.63%, 09/15/2078	197,210	4,849,394
Series A, 5.75%, Perpetual	394,422	9,825,052
SCE Trust IV, Series J, 5.38% to 09/15/2025 then 3 mo. Term SOFR + 3.39%, Perpetual	128,185	2,890,572
SCE Trust V, Series K, 5.45% to 03/15/2026 then 3 mo. Term SOFR + 4.05%, Perpetual	118,323	2,749,827
Spire, Inc., Series A, 5.90%, Perpetual	98,601	2,400,934
Tennessee Valley Authority	–	$–
Series A, 2.22% (30 yr. CMT Rate + 0.84%), 05/01/2029	82,182	1,833,480
Series D, 2.13% (30 yr. CMT Rate + 0.94%), 06/01/2028	101,155	2,309,369
		30,351,166
TOTAL PREFERRED STOCKS (Cost $472,370,114)		480,237,437

SHORT-TERM INVESTMENTS - 1.6%		Value
Money Market Funds - 1.6%	Shares
Invesco Government & Agency Portfolio – Institutional Class, 4.32% (d)	7,680,481	7,680,481
TOTAL SHORT-TERM INVESTMENTS (Cost $7,680,481)		7,680,481

TOTAL INVESTMENTS - 101.3% (Cost $480,050,595)		487,917,918
Liabilities in Excess of Other Assets - (1.3)%		(6,327,395)
TOTAL NET ASSETS - 100.0%		$481,590,523
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate

(a)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Affiliated security.
(c)	Variable rate security. Rate disclosed is the rate in effect as of January 31, 2025.
(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

AAM Low Duration Preferred and Income Securities ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Stocks	$480,237,437	$–	$–	$480,237,437
Money Market Funds	7,680,481	–	–	7,680,481
Total Investments	$487,917,918	$–	$–	$487,917,918

Refer to the Schedule of Investments for further disaggregation of investment categories.